Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS VII, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000202741
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2021
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A